Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) $ in Millions, $ in Millions				1 Months Ended			12 Months Ended
	Jan. 23, 2023 USD ($)	Jul. 01, 2022	Jan. 19, 2022 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) MW	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Public Utilities, General Disclosures [Line Items]
State income tax							0.15%	0.15%	(0.01%)
Utilities Operating Expense, Depreciation and Amortization							$ 952		$ 902
Regulatory Assets							3,620		2,566
Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization							507		469
Cost Recovery Clauses
Public Utilities, General Disclosures [Line Items]
Regulatory Assets							707		114
Restoration Costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets							27		27
Storm reserve
Public Utilities, General Disclosures [Line Items]
Regulatory Assets							$ 35		$ 35
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Recovery Period							15 years	15 years
Tampa Electric | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing										$ 850
Estimated revenue in MW | MW							600	600
Tampa Electric | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Plant in Service										876
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation										91
Recovery Period							15 years	15 years
Tampa Electric | Florida Public Service Commission
Public Utilities, General Disclosures [Line Items]
Recovery Period							15 years	15 years
Tampa Electric | Florida Public Service Commission | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.95%	9.95%
Increase in the allowed ROE							0.25%	0.25%
Allowed equity capital structure							54.00%	54.00%
Estimated additional revenue based on treasury bond's performance										$ 10
Tampa Electric | Florida Public Service Commission | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters							Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the initiative of Tampa Electric, the FPSC or other interested parties.	Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the initiative of Tampa Electric, the FPSC or other interested parties.
Allowed equity capital structure							54.00%	54.00%
Public Utilities, Approved Rate Increase (Decrease), Amount								$ 4
Public Utilities, Requested Rate Increase (Decrease), Amount			$ 169			$ 123
Tampa Electric | Florida Public Service Commission | Scenario Plan | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount				$ 21	$ 90
Tampa Electric | Florida Public Service Commission | Cost Recovery Clauses | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							10.20%	10.20%	10.25%
Public Utilities, Requested Rate Increase (Decrease), Amount						68
Tampa Electric | Florida Public Service Commission | Cost Recovery Clauses | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 518
Recovery Period	21 months
Tampa Electric | Florida Public Service Commission | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Estimated revenue in MW | MW							600	600
Estimated revenue								$ 104
Tampa Electric | Florida Public Service Commission | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Plant in Service												$ 636
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation												$ 267
Tampa Electric | Florida Public Service Commission | Projected Fuel Costs | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount	$ (170)
Tampa Electric | Florida Public Service Commission | Restoration Costs | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Regulatory Assets											$ 126
Costs deferred as a regulatory asset for future recovery											$ 119
Tampa Electric | Florida Public Service Commission | Storm reserve | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Regulatory Assets	131
Approved reserve level	$ 56
Tampa Electric | Florida Public Service Commission | Mid Point | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		10.20%
Tampa Electric | Florida Public Service Commission | Range, Minimum
Public Utilities, General Disclosures [Line Items]
New depreciation study filing period							90 days	90 days
Tampa Electric | Florida Public Service Commission | Range, Minimum | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.00%	9.00%
Tampa Electric | Florida Public Service Commission | Range, Minimum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.25%					9.25%	9.25%	9.25%
Public Utilities, Requested Rate Increase (Decrease), Amount						$ 191
Tampa Electric | Florida Public Service Commission | Range, Maximum
Public Utilities, General Disclosures [Line Items]
New depreciation study filing period							1 year	1 year
Tampa Electric | Florida Public Service Commission | Range, Maximum | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							11.00%	11.00%
Tampa Electric | Florida Public Service Commission | Range, Maximum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.25%					11.25%	11.25%	11.25%